CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 8,892,687	$ 4,433	$ 9,745,249	$ (369,335)	$ (487,660)
Balance (in shares) at Dec. 31, 2013		4,433,190		177,000
Non cash compensation	28,767		28,767
Exercise of stock options	55,230	$ 67	55,163
Exercise of stock options (in shares)		66,887
Exercise of warrants	0	$ 6	(6)
Exercise of warrants (in shares)		6,226
Public offering	4,288,764	$ 1,754	4,287,010
Public offering (in shares)		1,754,386
Dividends paid	(853,499)				(853,499)
Net income for the year ended	1,454,505				1,454,505
Balance at Dec. 31, 2014	13,866,454	$ 6,260	14,116,183	$ (369,335)	113,346
Balance (in shares) at Dec. 31, 2014		6,260,689		177,000
Non cash compensation	13,664		13,664
Exercise of stock options	61,190	$ 40	61,150
Exercise of stock options (in shares)		40,000
Exercise of warrants	73,470	$ 21	73,449
Exercise of warrants (in shares)		20,350
Public offering	4,237,198	$ 1,120	4,236,078
Public offering (in shares)		1,120,000
Dividends paid	(2,129,181)				(2,129,181)
Dividends declared and payable	(617,443)				(617,443)
Net income for the year ended	2,237,571				2,237,571
Balance at Dec. 31, 2015	$ 17,742,923	$ 7,441	$ 18,500,524	$ (369,335)	$ (395,707)
Balance (in shares) at Dec. 31, 2015		7,441,039		177,000